Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 3,339	₨ 3,064
Employer contributions	1,844	362
Interest on plan assets	229	206
Re-measurements due to:
Return on plan assets excluding interest on plan assets	54	37
Benefits paid	(484)	(330)
Assets (transferred)	(1)	0
Plan assets at the end of the year	₨ 4,981	₨ 3,339